Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Segment Results of Operations [Line Items]
Net revenues	€ 7,062	€ 7,699	[1]	€ 14,839	€ 14,887	[2]
Provision for credit losses	401	233	[1]	772	525	[2]
Noninterest expenses [Abstract]
Compensation and benefits	2,812	2,690	[1]	5,508	5,346	[2]
General and administrative expenses	2,657	2,217	[1]	5,417	4,981	[2]
Impairment of goodwill and other intangible assets	0	0	[1]	0	0	[2]
Restructuring activities	134	(36)	[1]	134	(80)	[2]
Total noninterest expenses	5,602	4,870	[1]	11,059	10,247	[2]
Noncontrolling interests	0	0	[1]	0	0	[2]
Profit (loss) before tax	1,059	2,596	[1]	3,008	4,115	[2]
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,943	1,551	[3],[4]	3,916	3,013	[3],[4]
Provision for credit losses	117	56	[3],[4]	182	204	[3],[4]
Noninterest expenses [Abstract]
Compensation and benefits	375	356	[3],[4]	736	709	[3],[4]
General and administrative expenses	781	700	[3],[4]	1,506	1,415	[3],[4]
Impairment of goodwill and other intangible assets	0	0	[3],[4]	0	0	[3],[4]
Restructuring activities	0	(2)	[3],[4]	0	(2)	[3],[4]
Total noninterest expenses	1,156	1,054	[3],[4]	2,242	2,122	[3],[4]
Noncontrolling interests	0	0	[3],[4]	0	0	[3],[4]
Profit (loss) before tax	670	441	[3],[4]	1,492	687	[3],[4]
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,361	2,646	[5]	5,052	5,969	[5]
Provision for credit losses	141	72	[5]	181	108	[5]
Noninterest expenses [Abstract]
Compensation and benefits	646	588	[5]	1,259	1,200	[5]
General and administrative expenses	990	943	[5]	2,169	2,127	[5]
Impairment of goodwill and other intangible assets	0	0	[5]	0	0	[5]
Restructuring activities	(1)	2	[5]	0	3	[5]
Total noninterest expenses	1,636	1,533	[5]	3,427	3,330	[5]
Noncontrolling interests	8	2	[5]	6	3	[5]
Profit (loss) before tax	576	1,038	[5]	1,437	2,528	[5]
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,400	2,160	[6]	4,838	4,380	[6]
Provision for credit losses	147	96	[6]	413	197	[6]
Noninterest expenses [Abstract]
Compensation and benefits	716	700	[6]	1,405	1,383	[6]
General and administrative expenses	1,231	986	[6]	2,433	2,074	[6]
Impairment of goodwill and other intangible assets	0	0	[6]	0	0	[6]
Restructuring activities	135	(35)	[6]	135	(80)	[6]
Total noninterest expenses	2,082	1,652	[6]	3,973	3,377	[6]
Noncontrolling interests	0	0	[6]	0	0	[6]
Profit (loss) before tax	171	412	[6]	452	805	[6]
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	620	656	[7]	1,209	1,338	[7]
Provision for credit losses	0	0	[7]	(1)	0	[7]
Noninterest expenses [Abstract]
Compensation and benefits	234	224	[7]	456	453	[7]
General and administrative expenses	241	229	[7]	454	421	[7]
Impairment of goodwill and other intangible assets	0	0	[7]	0	0	[7]
Restructuring activities	0	0	[7]	0	0	[7]
Total noninterest expenses	474	453	[7]	910	875	[7]
Noncontrolling interests	43	46	[7]	82	101	[7]
Profit (loss) before tax	103	157	[7]	218	362	[7]
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues	(261)	686	[1]	(175)	187	[2]
Provision for credit losses	(4)	8	[1]	(3)	16	[2]
Noninterest expenses [Abstract]
Compensation and benefits	841	821	[1]	1,652	1,602	[2]
General and administrative expenses	(586)	(642)	[1]	(1,144)	(1,056)	[2]
Impairment of goodwill and other intangible assets	0	0	[1]	0	0	[2]
Restructuring activities	0	(1)	[1]	(1)	(1)	[2]
Total noninterest expenses	255	178	[1]	507	544	[2]
Noncontrolling interests	(51)	(49)	[1]	(89)	(104)	[2]
Profit (loss) before tax	€ (461)	€ 549	[1]	€ (591)	€ (268)	[2]

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year
[4]	Prior year’s comparatives aligned to presentation in the current year
[5]	Prior year’s comparatives aligned to presentation in the current year
[6]	Prior year’s comparatives aligned to presentation in the current year
[7]	Prior year’s comparatives aligned to presentation in the current year